Related Party Transactions (Details) - Schedule of Remuneration Paid to Related Parties - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Remuneration Paid to Related Parties [Abstract]
Salaries and benefits	$ 14,902	$ 64,055